SEGMENT AND RELATED INFORMATION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Income before income taxes			$ 1,506.9	$ 660.3	$ 175.0
Curtailment (gain) loss	(18.3)	(47.7)			66.0
All Other
Segment Reporting Information [Line Items]
Intercompany interest income			0.6
Income before income taxes				42.2
Curtailment (gain) loss				(66.0)
Expense related to economic hedges				$ 22.2